NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE
	June 30, 2026	December 31, 2025
Note payable – US Bank	$161	$230
Note payable - Ford	495	406
Note payable - Other	165	94
	821	730
Less current portion	(318)	(273)
Long-term portion	$503	$457

	2025	2024
Note payable – US Bank	$230	235
Note payable - Ford	406	374
Note payable - Other	94	120
	730	729
Less current portion	(273)	(302)
Long-term portion	$457	427

SCHEDULE OF FUTURE MATURITIES OF NOTES PAYABLE	Future maturities of notes payable are as follows for the years ending December 31(in thousands):
2026	$273
2027	150
2028	144
2029	139
2030	24
Total	$730